Investment in Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Significant Subsidiaries [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements include the following principal subsidiaries of eToro Group Ltd.:

Name	Country of incorporation	Percentage of equity interest	Nature of business
eToro (Europe) Ltd.	Cyprus	100	Permitted to engage in investment trading according to the Cyprus Investment Firm (“CIF”) authorization from the Cyprus Securities and Exchange Commission (“CySEC”).

eToro (UK) Ltd.	UK	100	Authorized to provide regulated financial products and services, by the Financial Conduct Authority (“FCA”).

eToro AUS Capital Ltd.	Australia	100	Licensed to deal in derivatives and foreign exchange contracts as agent and as principal by the Australian Securities and Investments Commission (“ASIC”).

eToro Group Trading Ltd.	BVI	100	Investment trading company and a service provider to Group subsidiaries.

eToro USA LLC	USA	100	Registered Money Services Business (“MSB”) with the Financial Crimes Enforcement Network (“FinCEN”) and holds Money Transmitter Licenses (“MTLs”) in various U.S. states.

eToro USA Securities Inc.	USA	100	Obtained a broker-dealer license from the Financial Industry Regulatory Authority (“FINRA”).

eToro Ltd.	Israel	100	IP owner, research, development and support center of the Group.

eToro Money UK Ltd	UK	100	Authorized by the Financial Conduct Authority to conduct electronic money service activities under the Electronic Money Regulations 2011

eToro Money Malta Ltd	Malta	100	Authorized by Malta Financial Service Authority to transact the business of financial institution.

eToro (ME) Limited	UAE	100	eToro ME Limited received approval for a Financial Services Permission (FSP) from the Financial Services Regulatory Authority of the Abu Dhabi Global Market (ADGM) to operate as a broker for securities, derivatives, and Virtual Assets (Crypto) in the UAE.

eToro Seychelles Limited	Seychelles	100	Obtained a Broker-Dealer license by the Seychelles Financial Securities Authority, allowing it to offer securities, CFD products, Crypto currencies, and all Copy functions to clients.

eToro Singapore Pte. Ltd.	Singapore	100	licensed under the Capital Markets Services Licence (“CMSL”) with the Monetary Authority of Singapore (“MAS”)

Spaceship Capital Limited	AUS	100	Authorized and regulated by ASIC to be the promoter of a superannuation product, a responsible entity for registered managed investment schemes and to facilitate trading in US market-listed equities